Submission	Apr. 14, 2025
Submission [Line Items]
Central Index Key	0000014272
Registrant Name	BRISTOL MYERS SQUIBB CO
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES